Note 11 - Equity: Schedule of Share-based Compensation, Stock Options, Activity (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Share-based Compensation, Stock Options, Activity

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

Outstanding at December 31, 2013	3,250,000	$0.901	0.701	$-
January 7, 2014 – Grant to director	750,000	-	-	-
December 19, 2014 - Cancellations	(3,750,000)	-	-	-
December 19, 2014 - Grants to directors, officers and employee	6,750,000	0.17	4.97	nil
Outstanding at December 31, 2014	7,000,000	$0.19	3.86	$-
(no option issuances were made in 2015)	-	-	-	-
Outstanding at December 31, 2015	7,000,000	$0.19	3.86	$-